condensed interim consolidated financial statements (Policies)	6 Months Ended
Jun. 30, 2025
condensed interim consolidated financial statements
Basis of presentation

(a)Basis of presentation

The notes presented in our condensed interim consolidated financial statements include only significant events and transactions and are not fully inclusive of all matters normally disclosed in our annual audited financial statements; thus, our interim consolidated financial statements are referred to as condensed. Our condensed interim consolidated financial statements should be read in conjunction with our audited consolidated financial statements for the year ended December 31, 2024.

Our condensed interim consolidated financial statements are expressed in Canadian dollars and follow the same accounting policies and methods of their application as set out in our consolidated financial statements for the year ended December 31, 2024, other than as set out in Note 2 (a). The generally accepted accounting principles that we use are International Financial Reporting Standards as issued by the International Accounting Standards Board (IFRS® Accounting Standards) and Canadian generally accepted accounting principles. Our condensed interim consolidated financial statements comply with International Accounting Standard 34, Interim Financial Reporting and reflect all adjustments (which are of a normal recurring nature) that are, in our opinion, necessary for a fair statement of the results for the interim periods presented.

These consolidated financial statements for the three-month and six-month periods ended June 30, 2025, were authorized by our Board of Directors for issue on August 1, 2025.

Hedge accounting

(b)Hedge accounting

General

We apply hedge accounting to the financial instruments used to establish: designated currency hedging relationships for certain U.S. dollar - denominated future purchase commitments and debt repayments; and, designated electrical power purchase price hedging relationships.

The purpose of hedge accounting, in respect of our designated hedging relationships, is to ensure that counterbalancing gains and losses are recognized in the same periods. We have chosen to apply hedge accounting, as we believe that it more faithfully depicts the economic substance of the underlying transactions.

The application of hedge accounting requires a high correlation (indicating effectiveness) in the offsetting changes in the risk - associated values of the financial instruments (the hedging items) used to establish the designated hedging relationships and all, or a part, of the asset, liability or transaction with an identified risk exposure that we have taken steps to modify (the hedged items).

Hedge accounting - derivatives used to manage currency risk; derivatives used to manage interest rate risk

The anticipated effectiveness of designated hedging relationships is assessed at inception and their actual effectiveness is assessed for each subsequent reporting period. We consider a designated hedging relationship to be effective if the following critical terms match between the hedging item and the hedged item: the notional amount of the hedging item and the principal amount of the hedged item; maturity dates; payment dates; and interest rate index (if, and as, applicable).

Any ineffectiveness, such as arising from differences between the notional amount of the hedging item and the principal amount of the hedged item, or from a previously effective designated hedging relationship becoming ineffective, is reflected in the Consolidated statements of income and other comprehensive income as Financing costs if in respect of long - term debt and as Goods and services purchased if in respect of U.S. dollar - denominated future purchase commitments, as set out in Note 4 (e).

Hedge accounting - derivatives use to manage other price risk (see Note 2 (a))

The anticipated effectiveness of designated hedging relationships is assessed at inception (January 1, 2025, for virtual power purchase agreements entered into prior to fiscal 2025) and their actual effectiveness is assessed for each subsequent reporting period. We consider a virtual power purchase agreement designated hedging relationship to be effective if the following critical terms match between the hedging item and the hedged item: the variable nature - dependent electricity notional amount of the hedging item and the variable notional amount of the hedged item; maturity dates; and payment dates.

Any ineffectiveness, such as arising from differences between electricity consumed that is priced using the Alberta Interconnected Electrical System pool price, and that which is priced otherwise, or from a previously effective designated hedging relationship becoming ineffective, is reflected in the Consolidated statements of income and other comprehensive income as Goods and services purchased, as set out in Note 4 (e).

Hedging assets and liabilities

In applying hedge accounting, a hedge value is recorded in the Consolidated statements of financial position representing the fair value of the hedging items. The net difference, if any, between amounts recognized in net income determination and amounts necessary to reflect the fair value of the designated cash flow hedging items recorded in the Consolidated statements of financial position is recognized as a component of Other comprehensive income, as set out in Note 11.

Inventories

(c)Inventories

Inventories primarily consist of mobile handsets, parts and accessories, which totalled $395 million as at June 30, 2025 (December 31, 2024 – $528 million), and communications equipment held for resale. These inventories are valued at the lower of cost and net realizable value, with cost being determined on an average cost basis. Costs of goods sold for the three-month and six-month periods ended June 30, 2025, totalled $0.5 billion (2024 - $0.6 billion) and $1.1 billion (2024 - $1.1 billion), respectively.